PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment
Property and equipment, Gross		$ 1,098	$ 1,068
Less - accumulated depreciation		(378)	(260)
Property and equipment, net	$ 606	720	808
Leasehold Improvements [Member]
Property and equipment
Property and equipment, Gross		533	533
Furniture,fixtures and equipment
Property and equipment
Property and equipment, Gross		$ 565	$ 535